Corporate Information (Tables)	12 Months Ended
Dec. 31, 2024
Corporate Information [Abstract]
Schedule of Direct or Indirect Interests in Subsidiaries

As at the date of these consolidated financial statements, the Company had direct or indirect interests in the subsidiaries as set out below, all of which are private entities with limited liabilities. All companies now comprising the Group have adopted December 31 as their financial year-end date.

	Place and date of incorporation/	Percentage of ownership/interest/ voting rights		Issued and fully paid ordinary share capital/		Principal
Name	establishment	Directly	Indirectly	registered capital		Activities
Rococo Holding Limited (“Rococo”)	British Virgin Islands (“BVI”), limited liability company September 21, 2017	100%	—		United States Dollar (“US$”) 1	Investment holding
Rosenkavalier Limited (“Rosenkavalier”)	BVI, limited liability company October 2, 2019	100%	—		US$100	Investment holding
Gauguin Limited (“Gauguin”)	Hong Kong limited liability company October 6, 2017	—	100%		Hong Kong Dollars (“HK$”) 60,000,000	Investment holding
Degas Limited (“Degas”)	Hong Kong limited liability company November 1, 2019	—	100%	HK$	60,000,000	Investment holding
Kuke Future International Technology (Beijing) Co., Ltd.* (“Kuke International”)	PRC, limited liability company December 14, 2017	—	100%	US$	10,000,000	Investment holding
Beijing Lecheng Future Culture Media Co., Ltd.* (“Beijing Lecheng”)	PRC, limited liability company November 28, 2019	—	100%	US$	10,000,000	Investment holding
Beijing Kuke Music Co. Ltd.* (formerly known as Beijing Cathay Orient Information Technology Company Limited) (“Beijing Kuke Music”)	PRC, June 7, 2000, limited liability company, changed to joint stock limited liability company on February 16, 2016	—	100%	RMB	16,213,275	Distribution of commercial copyrights and provision of music education solutions
Beijing Naxos Cultural Communication Co. Ltd.* (“Naxos China”)	PRC, limited liability company January 25, 2016	—	51%	RMB	2,000,000	Distribution of commercial copyrights
Beijing Music Festival Culture Communication Co., Ltd.* (“BMF Culture”)	PRC, limited liability company August 26, 2003	—	100%	RMB	19,500,000	Distribution of commercial copyrights, sale of musical instruments and provision of services related to music events and performances
	Place and date of incorporation/	Percentage of ownership/interest/ voting rights		Issued and fully paid ordinary share capital/		Principal
Name	establishment	Directly	Indirectly	registered capital		Activities
Beijing Kuke Music Education Technology Co., Ltd.* (“Music Education”)	PRC, limited liability company April 14, 2021	—	100%	RMB	10,000,000	Investment holding
Beijing Kuke Music Culture Co., Ltd. (formly known as “Beijing Successor Educational Equipment Co., Ltd”) * (“Music Culture”)	PRC, limited liability company January 6, 2020	—	51%		—	Provide music equipment sales
Shanghai Kuke Fangyue Education Technology Center LLP* (“Kuke Fangyue”)	PRC, limited partnership June 24, 2021	—	60%		—	Dormant
Shanghai Kuke Xingkong Cultural Media Center LLP* (“Kuke Xingkong”)	PRC, limited partnership June 25, 2021	—	90%		—	Dormant
Shanghai Kuke Linhui Education Technology Center LLP* (“Kuke Linhui”)	PRC, limited partnership July 6, 2021	—	90%		—	Dormant
Fuzhou Kuke Education Technology Co.,Ltd.* (“Fuzhou Kuke”)	PRC, limited liability company August 17, 2021	—	80%	RMB	200,000	Dormant
Tianjin Kuke Xingkong Education Consulting., Ltd. * (“Tianjin Kuke”)	PRC, limited liability company August 2, 2021	—	96%	RMB	200,000	Dormant
Shijiazhuang Kuke Linhui Education Technology Co.,Ltd.* (“Shijiazhuang Kuke”)	PRC, limited liability company July 22, 2021	—	96%	RMB	400,000	Dormant
Beijing Hemule Cultural Co., Ltd. * (“Hemule Cultural”)	PRC, limited liability company August 31, 2022	—	100%		—	Dormant

*	The English names of these companies represent the best efforts made by the Company to translate their Chinese names as these companies do not have official English names.